CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash flows from/(used in) operating activities:
Profit for the year	₨ 18,795	$ 272	₨ 9,806	₨ 12,039
Adjustments for:
Income tax expense	3,648	53	4,535	2,614
Dividend and profit on sale of investments	(773)	(12)	(2,270)	(956)
Depreciation and amortization	12,190	176	11,710	11,277
Impairment loss on property, plant and equipment and other intangible assets	210	3	53	445
Inventory write-downs	4,016	58	2,946	3,085
Allowance for credit losses on trade receivables and other advances	420	6	155	138
(Gain)/loss on sale/disposal of property, plant and equipment and other intangible assets, net	(1,264)	(18)	55	80
Refund liability	3,592	52	2,702	3,177
Share of profit of equity accounted investees	(438)	(6)	(344)	(349)
Foreign exchange (gain)/loss, net	(1,588)	(23)	(296)	609
Interest (income)/expense, net	119	2	248	76
Equity settled share-based payment expense	389	6	454	350
Changes in operating assets and liabilities:
Trade and other receivables	1,797	26	(2,097)	3,037
Inventories	(8,496)	(123)	(3,233)	(6,325)
Trade and other payables	398	6	2,501	1,886
Other assets and other liabilities, net	530	8	(6,135)	(3,900)
Cash generated from operations	33,545	485	20,790	27,283
Income tax paid, net	(4,841)	(70)	(2,761)	(5,770)
Net cash from operating activities	28,704	415	18,029	21,513
Cash flows from/(used in) investing activities:
Expenditures on property, plant and equipment	(6,955)	(101)	(9,291)	(12,278)
Proceeds from sale of property, plant and equipment	1,265	18	139	44
Expenditures on other intangible assets, net	(536)	(8)	(1,752)	(28,706)
Investment in equity accounted investees	0	0	0	(86)
Purchase of other investments	(78,573)	(1,136)	(68,429)	(49,651)
Proceeds from sale of other investments	76,291	1,103	64,038	71,595
Cash paid for acquisition of business, net of cash acquired	0	0	0	(17)
Interest and dividend received	781	11	412	628
Net cash used in investing activities	(7,727)	(112)	(14,883)	(18,471)
Cash flows from/(used in) financing activities:
Proceeds from issuance of equity shares	0	0	1	1
Buyback of equity shares	0	0	0	(15,694)	[1]
Purchase of treasury shares	(535)	(8)	0	0
Proceeds from/(repayment of) short term borrowings, net (Refer Note 17)	(15,126)	(219)	(18,025)	21,536
Proceeds from/(repayment of) long term borrowings, net (Refer Note 17)	(56)	(1)	18,907	(5,220)
Dividend paid (including corporate dividend tax)	(4,002)	(58)	(3,992)	(3,390)
Interest paid	(1,607)	(23)	(1,331)	(925)
Net cash used in financing activities	(21,326)	(308)	(4,440)	(3,692)
Net increase/(decrease) in cash and cash equivalents	(349)	(5)	(1,294)	(650)
Effect of exchange rate changes on cash and cash equivalents	35	1	57	(492)
Cash and cash equivalents at the beginning of the year	2,542	37	3,779	4,921
Cash and cash equivalents at the end of the year	2,228	32	2,542	3,779
Supplemental schedule of non-cash investing activities:
Investment in shares of Curis, Inc.	₨ 0	$ 0	₨ 0	₨ 1,247

[1]	Refer Note no.15 of the consolidated financial statements.